Regulatory Assets and Liabilities (Narrative) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Public Utilities General Disclosures [Line Items]
Regulatory assets past expenditures not earning return	$ 1,500
Period for which expenditures are expected to be recovered	2 years
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Regulatory assets past expenditures not earning return	$ 295
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets past expenditures not earning return	$ 42